CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future Minimum Lease Payments under Capital Lease Obligations

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2015 are as follows:

Year ending December 31,
2016	$32,030
2017	34,945
2018	38,234
2019	41,802
2020	46,016
Over 2020	678,950

Total minimum lease payments	871,977
Less: amounts representing interest	(571,708)

Present value of minimum lease payments	300,269
Current portion	(29,792)

Non-current portion	$270,477